State Street SPDR Global Dow ETF Investment Objectives and Goals - State Street SPDR Global Dow ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Global Dow ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers.